UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds:

BlackRock Emerging Market Allocation Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Emerging Market Allocation Portfolio (Percentages shown are based on Net Assets)
	Par (000)	Value
Corporate Bonds

Azerbaijan — 0.4%
State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	$200	$185,500

Chile — 1.0%
Corp. Nacional del Cobre de Chile:
7.50%, 1/15/19	100	121,208
3.00%, 7/17/22	400	368,348

		489,556

China — 0.4%
State Grid Overseas Investment 2013 LTD, 3.13%, 5/22/23	200	186,489

Hong Kong — 0.9%
Sinochem Overseas Capital Co. LTD, 4.50%, 11/12/20	200	201,429
Sinopec Group Overseas Development 2012 LTD, 3.90%, 5/17/22	200	195,861

		397,290

India — 0.4%
Export-Import Bank of India, 4.00%, 1/14/23	200	178,140

Indonesia — 0.8%
Pertamina Persero PT, 5.25%, 5/23/21	200	196,000
Perusahaan Listrik Negara PT, 5.50%, 11/22/21	200	198,000

		394,000

Ireland — 0.7%
Russian Railways via RZD Capital PLC, 5.74%, 4/03/17	100	107,125
Vnesheconombank Via VEB Finance PLC, 6.03%, 7/05/22	200	210,000

		317,125

Kazakhstan — 1.9%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20	200	219,500
KazMunayGas National Co. JSC:
9.13%, 7/02/18	400	487,000
5.75%, 4/30/43	200	175,980

		882,480

Luxembourg — 0.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17	200	205,040

Malaysia — 1.2%
Penerbangan Malaysia Bhd, 5.63%, 3/15/16	100	110,281
Petronas Capital LTD, 5.25%, 8/12/19	400	445,934

		556,215

	Par (000)	Value
Corporate Bonds

Mexico — 0.9%
Petroleos Mexicanos:
3.50%, 1/30/23	$320	$292,800
6.50%, 6/02/41	130	136,760

		429,560

Philippines — 0.4%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	150	186,000

South Africa — 0.8%
Eskom Holdings SOC LTD, 5.75%, 1/26/21	200	195,000
Transnet SOC LTD, 4.00%, 7/26/22	200	173,460

		368,460

Ukrainian — 0.2%
National JSC Naftogaz of Ukraine, 9.50%, 9/30/14	100	99,875

United Kingdom — 0.2%
Ukreximbank Via Biz Finance PLC, 8.38%, 4/27/15	100	96,750

United States — 0.4%
Pemex Project Funding Master Trust, 5.75%, 3/01/18	150	166,500

Venezuela — 1.0%
Petroleos de Venezuela SA:
8.50%, 11/02/17	330	303,600
9.75%, 5/17/35	180	140,850

		444,450

Total Corporate Bonds – 12.0%		5,583,430

Foreign Agency Obligations

Argentine Republic Government International Bond:
8.75%, 6/02/17	60	47,100
8.28%, 12/31/33	346	209,430
8.28%, 12/31/33	118	69,146
2.50%, 12/31/38 (a)	345	113,850
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 7/12/20	100	104,250
Belize Government International Bond, 5.00%, 2/20/38 (a)	100	59,500
Brazilian Government International Bond:
4.88%, 1/22/21	900	954,450

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio (Percentages shown are based on Net Assets)
	Par (000)	Value
Foreign Agency Obligations

Brazilian Government International Bond (concluded):
7.13%, 1/20/37	$300	$352,050
Bulgaria Government International Bond, 8.25%, 1/15/15	125	137,505
Chile Government International Bond, 2.25%, 10/30/22	250	222,500
Colombia Government International Bond:
4.38%, 7/12/21	800	828,000
6.13%, 1/18/41	250	273,750
Costa Rica Government International Bond, 4.38%, 4/30/25	200	185,500
Croatia Government International Bond, 6.63%, 7/14/20	600	645,000
Dominican Republic International Bond:
9.04%, 1/23/18	98	107,713
7.50%, 5/06/21	100	108,000
5.88%, 4/18/24	100	96,500
Ecuador Government International Bond, 9.38%, 12/15/15	100	104,000
Egypt Government International Bond, 5.75%, 4/29/20	200	168,000
El Salvador Government International Bond:
5.88%, 1/30/25	300	297,000
7.63%, 2/01/41	150	149,250
The Export-Import Bank of China, 4.88%, 7/21/15	200	213,361
Guatemala Government Bond, 4.88%, 2/13/28	200	186,500
Hungary Government International Bond:
4.75%, 2/03/15	100	102,250
6.38%, 3/29/21	670	699,480
7.63%, 3/29/41	100	105,000
Indonesia Government International Bond:
3.75%, 4/25/22	600	552,000
8.50%, 10/12/35	100	128,500
7.75%, 1/17/38	200	241,000
Ivory Coast Government International Bond, 5.75%, 12/31/32	200	176,000
Jamaica Government International Bond, 8.00%, 3/15/39	100	85,000
Lebanon Government International Bond:
5.00%, 10/12/17	650	640,420
8.25%, 4/12/21	150	166,500
6.75%, 11/29/27	150	148,905
Lithuania Government International Bond, 7.38%, 2/11/20	500	605,750
	Par (000)	Value
Foreign Agency Obligations

Mexico Government International Bond:
3.63%, 3/15/22	$400	$396,000
6.75%, 9/27/34	100	121,000
4.75%, 3/08/44	330	303,600
Mongolia Government International Bond, 5.13%, 12/05/22	200	172,000
Morocco Government International Bond, 5.50%, 12/11/42	200	170,000
Pakistan Government International Bond, 6.88%, 6/01/17	100	96,500
Panama Government International Bond:
7.13%, 1/29/26	500	617,500
6.70%, 1/26/36	100	118,000
Peruvian Government International Bond:
7.13%, 3/30/19	200	242,500
8.75%, 11/21/33	100	145,500
6.55%, 3/14/37	430	505,250
Philippine Government International Bond:
8.38%, 6/17/19	150	192,188
5.50%, 3/30/26	400	453,000
7.75%, 1/14/31	100	131,000
6.38%, 10/23/34	400	479,000
Poland Government International Bond:
5.00%, 10/19/15	200	216,260
5.13%, 4/21/21	700	761,250
Republic of Belarus, 8.95%, 1/26/18	200	199,000
Republic of Iraq, 5.80%, 1/15/28	300	252,000
Republic of Latvia, 2.75%, 1/12/20	350	329,000
Republic of Serbia, 4.88%, 2/25/20	400	368,080
Republic of Turkey, 6.75%, 4/03/18	700	785,750
Romanian Government International Bond, 4.38%, 8/22/23	300	288,075
Russian Foreign Bond - Eurobond:
5.00%, 4/29/20	900	974,250
12.75%, 6/24/28	100	173,000
South Africa Government International Bond, 5.88%, 5/30/22	500	540,000
Sri Lanka Government International Bond:
7.40%, 1/22/15	100	105,500
6.25%, 7/27/21	200	200,000
Turkey Government International Bond:
7.38%, 2/05/25	100	115,000
6.88%, 3/17/36	400	431,000
6.75%, 5/30/40	100	106,500

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	2

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio (Percentages shown are based on Net Assets)
	Par (000)	Value
Foreign Agency Obligations

Ukraine Government International Bond:
9.25%, 7/24/17	$350	$349,552
7.80%, 11/28/22	200	179,500
7.50%, 4/17/23	200	174,750
Uruguay Government International Bond:
8.00%, 11/18/22	100	129,500
7.63%, 3/21/36	300	390,000
Venezuela Government International Bond:
8.50%, 10/08/14	75	75,375
7.75%, 10/13/19	300	252,000
9.00%, 5/07/23	100	82,750
11.75%, 10/21/26	375	354,375
Vietnam Government International Bond, 6.75%, 1/29/20	200	219,000

Total Foreign Agency Obligations – 46.1%		21,477,665

	Shares	Value
Investment Companies

United States — 6.7%
iShares MSCI Frontier 100 ETF (b)	99,142	$3,105,127

Total Investment Companies – 6.7%		3,105,127

Total Long-Term Investments (Cost – $32,057,283) – 64.8%		30,166,222

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)(c)	16,646,771	16,646,771

Total Short-Term Securities (Cost – $16,646,771) – 35.7%		16,646,771

Total Investments (Cost - $48,704,054*) – 100.5%		46,812,993
Liabilities in Excess of Other Assets – (0.5)%		(220,320)

Net Assets – 100.0%		$46,592,673

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$48,704,054
Gross unrealized appreciation	$132,398
Gross unrealized depreciation	(2,023,459)
Net unrealized depreciation	$(1,891,061)

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Share Purchases	Shares Held at July 31, 2013	Income
iShares MSCI Frontier 100 ETF	99,142	99,142	—
BlackRock Liquidity Funds, TempFund Institutional Class	16,646,771	16,646,771	$2,109

(c)	Represents the current yield as of report date.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

•	Total return swaps outstanding as of July 31, 2013 were as follows:[1]

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	11/19/14 – 7/28/23	13,167,211	$(706,848)[2]	$12,398,339
	Goldman Sachs & Co.	11/17/14 – 7/27/23	2,791,713	(61,116)[3]	2,723,093
	Goldman Sachs & Co.	11/17/14 – 1/26/15	2,407,529	(199,105)[4]	2,200,151
	Goldman Sachs & Co.	12/03/14 – 2/13/15	(33,090)	(49,794)[5]	(39,747)
	UBS AG	6/13/14	4,999,507	(302,845)[6]	4,645,555
	UBS AG	6/13/14	2,496,266	(385,388)[7]	2,094,879
	UBS AG	6/13/14 – 10/03/14	(18,191)	104,439 [8]	115,627
Total				$(1,600,657)	$24,137,897

[1]	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the total return swap.
[2]	Amount includes $(62,024) of dividends and financing income payable from the Fund to the counterparty.
[3]	Amount includes $(7,504) of dividends and financing income payable from the Fund to the counterparty.
[4]	Amount includes $(8,273) of dividends and financing income payable from the Fund to the counterparty.
[5]	Amount includes $43,137 of dividends and financing income payable from the Fund to the counterparty.
[6]	Amount includes $(51,107) of dividends and financing income payable from the Fund to the counterparty.
[7]	Amount includes $(15,999) of dividends and financing income payable from the Fund to the counterparty.
[8]	Amount includes $29,379 of dividends and financing income payable from the Fund to the counterparty.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depository Receipts
ETF	Exchange-Traded Fund
GDR	Global Depository Receipts
LIBOR	London InterBank Offered Rate
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositor Receipts
REIT	Real Estate Investment Trust

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	4

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2013:

Reference Entity - Long	Shares	Value

Brazil
Arteris SA	3,300	$31,360
Banco Bradesco SA - ADR	1,277	15,605
Banco Bradesco SA, Preference Shares	900	10,928
Brasil Pharma SA	1,600	6,943
BRF - Brasil Foods SA	400	8,521
BRF - Brasil Foods SA - ADR	590	12,644
Cia de Bebidas das Americas, Preference Shares	2,800	105,564
Cia de Bebidas das Americas, Preference Shares - ADR	991	37,440
Cia de Concessoes Rodoviarias	16,000	125,540
Cielo SA	2,700	66,561
Cosan SA Industria e Comercio	3,000	56,887
EcoRodovias Infraestrutura e Logistica SA	19,600	137,892
M Dias Branco SA	2,000	81,092
Minerva SA	1,900	7,579
Natura Cosmeticos SA	4,300	86,609
Raia Drogasil SA	6,300	53,297
Souza Cruz SA	17,500	210,796
Totvs SA	4,900	77,323
Tractebel Energia SA	4,600	73,395
Transmissora Alianca de Energia Eletrica SA	500	5,004
Ultrapar Participacoes SA	4,700	111,559
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	300	4,545

		1,327,084

Chile
Banco Santander Chile SA - ADR	5,698	128,547

China
Bank of China LTD, Class H	257,000	107,608
Beijing Enterprises Holdings LTD	4,500	30,043
China Construction Bank Corp., Class H	254,000	189,382
China Minsheng Banking Corp. LTD, Class H	47,500	47,964
China Petroleum & Chemical Corp.	87,000	64,617
Hengan International Group Co. LTD	21,000	230,546
Industrial and Commercial Bank of China LTD, Class H	90,000	59,113
Jiangsu Expressway Co. LTD	64,000	66,512
PetroChina Co. LTD	14,000	16,354
Shanghai Fosun Pharmaceutical Group Co. LTD	77,000	134,498
Shanghai Pharmaceuticals Holding Co. LTD	53,300	110,729
Sun Art Retail Group LTD	75,500	104,890
Tencent Holdings LTD	2,100	95,063
Reference Entity - Long	Shares	Value

China (concluded)
Tingyi (Cayman Islands) Holding Corp.	52,000	$128,587
Tsingtao Brewery Co. LTD, Class H	16,000	122,176
Uni-President China Holdings LTD	45,000	41,013
Want Want China Holdings LTD	32,000	43,301
Wumart Stores, Inc., Class H	8,000	14,951
Zhejiang Expressway Co. LTD	20,000	16,994

		1,624,341

Colombia
BanColombia SA - ADR	312	17,924

Hong Kong
Bank of Communications Co. LTD, Class H	13,000	8,455
China Mengniu Dairy Co. LTD	30,000	120,031
China Resources Enterprise LTD	4,000	12,348
China Resources Gas Group LTD	42,000	104,907
Extrawell Pharmaceutical Holdings LTD	190,000	13,705
Guangdong Investment LTD	24,000	19,430
Hanergy Solar Group LTD	48,000	3,957
Kunlun Energy Co. LTD	10,000	14,713
Sino Biopharmaceutical	72,000	52,318
Vinda International Holdings LTD	48,000	47,561

		397,425

India
HDFC Bank LTD - ADR	11,061	363,907
ICICI Bank LTD - ADR	5,159	169,112
Infosys LTD - ADR	527	26,181
Larsen & Toubro LTD - GDR	3,331	46,246
Reliance Industries LTD - GDR	6,412	183,381
Wipro LTD - ADR	15,761	135,860

		924,687

Indonesia
Bank Central Asia Tbk PT	260,500	263,300
Bank Danamon Indonesia Tbk PT	156,500	79,152
Bank Mandiri Persero Tbk PT	27,000	23,369
Express Transindo Utama Tbk PT	171,000	26,288
Jasa Marga Persero Tbk PT	126,000	65,547
Unilever Indonesia Tbk PT	63,500	196,079

		653,735

Malaysia
Alliance Financial Group Bhd	11,000	18,175
Hong Leong Bank Bhd	34,000	144,377
IHH Healthcare Bhd	67,400	83,066
Malayan Banking Bhd	51,800	163,747
Petronas Dagangan Bhd	15,900	131,356
Public Bank Bhd	91,200	484,934

		1,025,655

Mexico
El Puerto de Liverpool SAB de CV	4,100	47,299
Grupo Financiero Santander Mexico SAB de CV	2,400	6,960

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value

Mexico (concluded)
Grupo Sanborns SA de CV	5,600	$12,964

		67,223

Peru
Credicorp LTD	1,848	219,524

Philippines
Bank of the Philippine Islands	73,680	159,631
International Container Terminal Services, Inc.	3,570	7,534
Jollibee Foods Corp.	6,690	23,876
Metropolitan Bank & Trust	3,980	9,730
Universal Robina Corp.	4,100	11,734

		212,505

Russia
AK Transneft OAO, Preference Shares	5	11,939
Lukoil OAO	4,603	271,722
Magnit OJSC	199	48,339
Rosneft OAO	8,630	61,294
Surgutneftegas OAO	19,900	15,737
Uralkali OJSC	3,350	14,643

		423,674

South Africa
Aspen Pharmacare Holdings LTD	3,592	79,617
AVI LTD	1,447	8,433
Clicks Group LTD	4,287	24,890
Life Healthcare Group Holdings LTD	29,087	105,990
Massmart Holdings LTD	1,784	30,289
Nedbank Group LTD	5,104	91,909
Pick’n Pay Stores LTD	6,528	24,999
Shoprite Holdings LTD	3,603	60,926
The Spar Group LTD	4,410	51,227
Standard Bank Group LTD	16,257	181,783

		660,063

South Korea
Advanced Process Systems Corp.	432	4,036
Amorepacific Corp.	22	7,602
Amorepacific Corp.	140	118,139
Binggrae Co. LTD	25	2,347
Cheil Worldwide, Inc.	1,320	30,251
CJ Cheil Jedang Corp.	331	83,479
CJ Hellovision Co. LTD	10,430	167,445
CJ O Shopping Co. LTD	64	20,835
Cosmax, Inc.	340	14,438
Daum Communications Corp.	294	22,936
Dongbu Insurance Co. LTD	850	35,990
Duksan Hi-Metal Co. LTD	1,564	33,165
E-Mart Co. LTD	390	73,396
GemVax & Kael Co. LTD	259	4,957
GS Retail Co. LTD	870	26,112
Hana Tour Service Inc.	138	9,453
Hanmi Pharm Co. LTD	138	20,647
Hite Jinro Co. LTD	1,430	34,982
Hotel Shilla Co. LTD	352	20,837
Reference Entity - Long	Shares	Value

South Africa (concluded)
Hyundai Department Store Co. LTD	62	$8,907
Hyundai Greenfood Co. LTD	4,260	67,273
Hyundai Marine & Fire Insurance Co. LTD	1,250	34,294
Iljin Display Co. LTD	1,410	19,345
Industrial Bank of Korea	3,600	36,503
Iones Co. LTD	3,103	18,970
Kangwon Land, Inc.	3,950	100,542
KEPCO Plant Service & Engineering Co. LTD	990	48,205
Korea Aerospace Industries LTD	560	14,379
KT&G Corp.	4,595	309,626
LG Fashion Corp.	190	4,657
LG Household & Health Care LTD	300	157,965
Lotte Confectionery Co. LTD	16	22,577
Lotte Himart Co. LTD	348	26,282
Lotte Shopping Co. LTD	90	28,131
Nable Communications, Inc.	873	10,139
Nanos Co. LTD	1,858	26,945
NEPES Corp.	350	3,705
NongShim Co. LTD	129	29,893
Orion Corp/Republic of South Korea	127	115,309
S1 Corp.	1,367	84,568
Samsung Electronics Co. LTD	146	166,369
Samsung Electronics Co. LTD - GDR	60	34,380
Samsung Fire & Marine Insurance Co. LTD	326	69,583
Samsung Life Insurance Co. LTD	845	80,815
SBS Media Holdings Co. LTD	460	2,075
Seoul Semiconductor Co. LTD	1,925	63,776
SK C&C Co. LTD	281	25,377
SK Hynix, Inc.	2,240	54,187
Tera Semicon Co. LTD	623	8,678
WeMade Entertainment Co. LTD	444	21,878
Woongjin Coway Co. LTD	25	1,333
YMC Co. LTD	2,066	11,594
Yuhan Corp.	106	19,877

		2,459,184

Taiwan
Advanced Semiconductor Engineering, Inc., ADR	7,901	31,683
Advanced Semiconductor Engineering, Inc.	36,000	29,515
Advantech Co. LTD	4,000	19,337
Chang Hwa Commercial Bank	80,000	45,860
China Airlines LTD	5,000	1,851
China Steel Corp.	72,720	60,096
Feng Hsin Iron & Steel Co.	15,000	26,425
First Financial Holding Co. LTD	165,000	102,273
Formosa Petrochemical Corp.	17,000	44,190
Formosa Taffeta Co. LTD	14,000	13,110
Global Unichip Corp.	12,000	38,239

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	6

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value

Taiwan (concluded)
Hua Nan Financial Holdings Co. LTD	471,000	$274,045
Kinsus Interconnect Technology Corp.	6,000	21,363
Lite-On Technology Corp.	1,000	1,702
MediaTek, Inc.	5,000	60,024
MStar Semiconductor, Inc.	3,000	23,745
Parade Technologies LTD	2,000	14,614
President Chain Store Corp.	11,000	81,960
Realtek Semiconductor Corp.	7,000	16,720
Richtek Technology Corp.	7,000	28,445
ScinoPharm Taiwan LTD	38,000	108,018
Siliconware Precision Industries Co.	6,000	6,953
Siliconware Precision Industries Co. LTD - ADR	2,064	11,765
Standard Foods Corp.	1,150	3,475
Taiwan Cooperative Financial Holding	501,000	286,403
Taiwan Semiconductor Manufacturing Co. LTD	64,000	217,644
Taiwan Semiconductor Manufacturing Co. LTD - ADR	3,890	66,052
Transcend Information, Inc.	36,000	104,426
U-Ming Marine Transport Corp.	24,000	36,326
United Microelectronics Corp.	27,000	12,077
Win Semiconductors Corp.	7,000	7,571

		1,795,907

Thailand
Bangkok Bank PCL	19,000	124,397
Bangkok Dusit Medical Services PCL	18,100	84,734
Charoen Pokphand Foods PCL	5,300	4,746
CP ALL Public Co. LTD - NVDR	140,900	157,688
Kasikornbank PCL - NVDR	3,800	22,149
PTT PCL	1,800	19,035
Siam Commercial Bank PCL - NVDR	9,500	48,112

		460,861

Net Value of Reference Entity – Goldman Sachs & Co.		$12,398,339

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2013:

Reference Entity - Long	Shares	Value

Argentina
MercadoLibre, Inc.	17	$1,996

Australia
BHP Billiton LTD	1,958	61,216
Fortescue Metals Group LTD	1,116	3,664
Iluka Resources LTD	145	1,434
Ramsay Health Care LTD	69	2,283
Rio Tinto LTD	651	33,667
Woodside Petroleum LTD	290	9,793

		112,057

Austria
AMS AG	23	1,618
Andritz AG	35	1,892
Erste Group Bank AG	138	4,184
IMMOFINANZ AG	371	1,519
Raiffeisen Bank International AG	69	2,094
Vienna Insurance Group AG	46	2,375

		13,682

Belgium
Anheuser-Busch InBev NV	618	59,428
KBC Groep NV	145	5,837
Solvay SA	30	4,067

		69,332

Canada
Blackberry LTD	186	1,633
Brookfield Renewable Energy Partners LP	91	2,490
Eldorado Gold Corp.	249	1,966
First Quantum Minerals LTD	209	3,357
Franco-Nevada Corp.	56	2,385
Kinross Gold Corp.	387	2,012
Methanex Corp.	34	1,624
New Gold, Inc.	163	1,184
Silver Wheaton Corp.	132	3,036
Teck Resources LTD, Class B	216	5,060
Yamana Gold, Inc.	265	2,768

		27,515

China
FIH Mobile LTD	2,000	1,078
SINA Corp.	25	1,724

		2,802

Cyprus
Prosafe SE	147	1,473

Denmark
Carlsberg A/S, Class B	54	5,353
Christian Hansen Holding A/S	46	1,525
FLSmidth & Co. A/S	19	901

Reference Entity - Long	Shares	Value

Denmark (concluded)
Rockwool International A/S, -B Shares	6	$948

		8,727

Finland
Cargotec Oyj	38	1,350
Kone Oyj, Class B	88	6,554
Metso Oyj	52	1,832
Nokia Oyj	1,391	5,499
Nokian Renkaat Oyj	45	1,999
Outotec Oyj	122	1,480
Wartsila Oyj	68	3,083

		21,797

France
Alcatel-Lucent	1,403	3,541
Alstom SA	106	3,587
Arkema SA	37	3,708
Bourbon SA	59	1,602
Casino Guichard-Perrachon SA	40	4,119
Christian Dior SA	72	12,759
Cie Generale de Geophysique-Veritas	63	1,590
Danone SA	223	17,661
Edenred	80	2,564
European Aeronautic Defence and Space Co. NV	308	18,445
Imerys SA	26	1,719
Ingenico	19	1,420
Lafarge SA	100	6,397
Pernod Ricard SA	93	11,096
Peugeot SA	128	1,635
Remy Cointreau SA	18	1,864
Renault SA	125	9,849
SEB SA	18	1,497
Societe BIC SA	17	1,888
Technip SA	57	6,289
Valeo SA	40	3,167
Vallourec SA	44	2,599

		118,996

Germany
Adidas AG	81	9,029
Aixtron SE NA	102	1,602
BASF SE	357	31,640
Bayerische Motoren Werke AG	250	24,470
Daimler AG, Registered Shares	422	29,275
Duerr AG	15	1,004
Fuchs Petrolub AG, Preference Shares	23	1,716
GEA Group AG	66	2,728
HeidelbergCement AG	65	5,008
Henkel AG & Co. KGaA, Preference Shares	151	14,760
Infineon Technologies AG	563	4,996
K+S AG	68	1,680
Lanxess AG	29	1,815
MAN SE	66	7,524

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	8

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value

Germany (concluded)
Merck KGaA	78	$12,887
Metro AG	116	4,003
Puma AG Rudolf Dassler Sport	5	1,396
Symrise AG	40	1,727
Volkswagen AG, Preference Shares	177	41,990
Wacker Chemie AG	18	1,756

		201,006

Greece
National Bank of Greece SA	1,226	4,269

Hong Kong
AIA Group LTD	4,400	20,827
ASM Pacific Technology LTD	100	1,086
Bank of East Asia LTD	1,000	3,749
BOC Hong Kong Holdings LTD	4,000	12,549
Cathay Pacific Airways LTD	2,000	3,698
Champion REIT	2,000	878
Cheung Kong Holdings LTD	1,000	14,036
CLP Holdings LTD	1,000	8,290
Esprit Holdings LTD	700	1,140
First Pacific Co. LTD	2,000	2,260
Galaxy Entertainment Group LTD	2,000	10,527
Hang Lung Properties LTD	2,000	6,474
Hang Seng Bank LTD	800	12,236
Henderson Land Development Co. LTD	1,100	6,851
Hong Kong & China Gas LTD	4,400	11,273
Hongkong Land Holdings LTD	1,000	6,755
Hopewell Holdings LTD	500	1,584
Jardine Matheson Holdings LTD	400	21,897
Jardine Strategic Holdings LTD	500	17,199
Kerry Properties LTD	500	2,055
The Link REIT	1,000	4,883
Melco International Development, LTD	1,000	2,013
MTR Corp. LTD	2,500	9,295
New World Development Co. LTD	3,000	4,376
Noble Group LTD	3,000	2,108
NWS Holdings LTD	1,000	1,533
Sands China LTD	3,200	17,295
Shangri-La Asia LTD	2,000	3,144
Sino Land Co. LTD	2,000	2,822
SJM Holdings LTD	2,000	5,008
Sun Hung Kai Properties LTD	1,000	13,331
Swire Pacific LTD, Class A	500	5,897
Wharf Holdings LTD	1,000	8,592
Wynn Macau LTD	2,000	5,666
Xinyi Glass Holdings LTD	2,000	1,829

		253,156

Ireland
Accenture PLC, Class A	244	18,010

Israel
Bank Leumi le - Israel	545	1,828
Israel Chemicals LTD	446	3,557
The Israel Corp. LTD	3	1,406
Reference Entity - Long	Shares	Value

Israel (concluded)
Mellanox Technologies LTD	29	$1,308

		8,099

Italy
Fiat SpA	425	3,389
Pirelli & C SpA	166	2,180
Prysmian SpA	72	1,464
Saipem SpA	156	3,325

		10,358

Japan
FANUC Corp.	100	15,141
Isuzu Motors LTD	1,000	7,090
Komatsu LTD	400	8,905
Murata Manufacturing Co. LTD	100	6,868
Nexon Co. LTD	200	2,525
Nidec Corp.	100	8,213
Nitto Denko Corp.	100	5,633
Tokyo Electron LTD	100	4,549
Yamaha Motor Co. LTD	100	1,340

		60,264

Luxembourg
ArcelorMittal	592	7,734
AZ Electronic Materials SA	199	925
Tenaris SA	485	10,821

		19,480

Mexico
Fresnillo PLC	266	4,177

Netherlands
Akzo Nobel NV	83	5,060
ASM International NV	60	1,889
ASML Holding NV	199	17,926
Chicago Bridge & Iron Co. NV	37	2,205
Koninklijke Boskalis Westminster NV	39	1,468
NXP Semiconductors NV	88	2,873
SBM Offshore NV	71	1,374
Unilever NV CVA	1,090	43,732

		76,527

Norway
Petroleum Geo-Services ASA	77	1,035
Seadrill LTD	165	7,053
Telenor ASA	552	12,225
TGS Nopec Geophysical Co. ASA	36	1,154
Yara International ASA	123	5,520

		26,987

Portugal
Jeronimo Martins SGPS SA	243	4,801
Portugal Telecom SGPS SA, Registered Shares	397	1,515

		6,316

Singapore
Ascendas Real Estate Investment Trust	1,000	1,807

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
Reference Entity - Long	Shares	Value

Singapore (concluded)
Avago Technologies LTD	88	$3,228
CapitaCommercial Trust	1,000	1,104
CapitaLand LTD	2,000	5,074
CapitaMall Trust	1,000	1,594
CapitaMalls Asia LTD	1,000	1,567
DBS Group Holdings LTD	1,000	13,123
Flextronics International LTD	213	1,845
Fraser and Neave LTD	1,000	4,419
Genting Singapore PLC	5,000	5,215
Golden Agri-Resources LTD	4,000	1,650
Hutchison Port Holdings Trust	4,000	2,956
Keppel Land LTD	1,000	2,897
Keppel REIT	1,000	1,000
Oversea-Chinese Banking Corp. LTD	1,000	8,302
Sembcorp Marine LTD	1,000	3,575
Singapore Technologies Engineering LTD	1,000	3,367
Singapore Telecommunications LTD	6,000	18,528
StarHub LTD	1,000	3,461
United Overseas Bank LTD	1,000	16,869
Wilmar International LTD	3,000	7,426

		109,007

South Korea
Amorepacific Corp.	3	1,037
Amorepacific Corp.	2	1,688
Cheil Worldwide, Inc.	50	1,146
CJ Cheil Jedang Corp.	5	1,261
CJ Corp.	11	1,121
Daewoo Engineering & Construction Co. LTD	150	1,029
Daewoo International Corp.	40	1,367
Daewoo Shipbuilding & Marine Engineering Co. LTD	70	1,845
Doosan Heavy Industries & Construction Co. LTD	40	1,641
E-Mart Co. LTD	10	1,882
GS Holdings	35	1,719
Halla Climate Control Corp.	30	889
Hankook Tire Co. LTD	50	2,675
Hyundai Department Store Co. LTD	9	1,293
Hyundai Engineering & Construction Co. LTD	41	2,158
Hyundai Glovis Co. LTD	13	2,240
Hyundai Heavy Industries Co. LTD	27	5,040
Hyundai Mipo Dockyard	8	945
Hyundai Mobis	34	8,288
Hyundai Motor Co.	86	17,783
Hyundai Steel Co.	31	1,888
Hyundai Wia Corp.	9	1,314
KCC Corp.	4	1,241
KEPCO Engineering & Construction Co., Inc.	14	902
Kia Motors Corp.	140	7,927
Korea Electric Power Corp.	260	6,637
Reference Entity - Long	Shares	Value

South Korea (concluded)
Korea Gas Corp.	28	$1,555
Korea Zinc Co. LTD	7	1,790
KT Corp.	100	3,236
KT&G Corp.	44	2,965
Kumho Petrochemical Co. LTD	12	958
LG Chem LTD	23	5,769
LG Display Co. LTD	150	3,721
LG Electronics, Inc.	56	3,633
LG Household & Health Care LTD	6	3,159
LG Uplus Corp.	150	1,829
Lotte Chemical Corp.	12	1,814
Lotte Shopping Co. LTD	11	3,438
NCSoft Corp.	8	1,212
Orion Corp/Republic of South Korea	2	1,816
POSCO	34	9,765
S-Oil Corp.	41	2,754
Samsung C&T Corp.	63	3,116
Samsung Electro-Mechanics Co. LTD	26	1,870
Samsung Electronics Co. LTD	57	64,952
Samsung Engineering Co. LTD	15	1,049
Samsung Heavy Industries Co. LTD	90	3,197
Samsung Life Insurance Co. LTD	71	6,790
Samsung SDI Co. LTD	17	2,463
Samsung Securities Co. LTD	26	1,065
Samsung Techwin Co. LTD	21	1,315
Seoul Semiconductor Co. LTD	54	1,789
SK C&C Co. LTD	19	1,716
SK Hynix, Inc.	250	6,048
SK Innovation Co. LTD	34	4,597
SK Telecom Co. LTD	33	6,466
Woongjin Coway Co. LTD	29	1,546

		234,349

Spain
Banco Bilbao Vizcaya Argentaria SA	2,166	20,540
Banco Santander SA	4,053	29,651
Banco Santander SA	3,842	843
Gamesa Corp. Tecnologica SA	134	987
Indra Sistemas SA	130	1,762
International Consolidated Airlines Group SA	643	2,852
Mapfre SA	1,061	3,884
Obrascon Huarte Lain SA	32	1,221
Tecnicas Reunidas SA	48	2,190
Telefonica SA	1,713	24,483

		88,413

Sweden
Alfa Laval AB	142	3,223
Atlas Copco AB, Class A	414	10,799
Kinnevik Investment AB, Class B	119	3,582
Sandvik AB	439	5,557
Scania AB, Class B	273	5,696
SKF AB, Class B	159	4,413

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	10

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
Reference Entity - Long	Shares	Value

Sweden (concluded)
Svenska Cellulosa AB, B Shares	340	$8,994
Telefonaktiebolaget LM Ericsson, Class B	1,377	16,277
Volvo AB, Class B	748	11,019

		69,560

Switzerland
ABB LTD, Registered Shares	807	17,791
Cie Financiere Richemont SA, Class A	227	22,206
Clariant AG	116	1,813
DKSH Holding AG	21	1,877
Dufry AG	11	1,439
Givaudan SA, Registered Shares	4	5,567
Glencore Xstrata PLC	4,704	19,866
Holcim LTD, Registered Shares	114	8,247
Julius Baer Group LTD	88	4,006
Nestle SA, Registered Shares	1,517	102,675
Noble Corp.	90	3,438
OC Oerlikon Corp. AG	108	1,420
Schindler Holding AG, Participation Certificates	40	5,723
SGS SA, Registered Shares	3	6,790
Sika AG	1	2,785
Sulzer AG	12	1,793
The Swatch Group AG	22	13,074
Syngenta AG, Registered Shares	33	13,049

		233,559

United Kingdom
3i Group PLC	369	2,148
Afren PLC	688	1,424
Aggreko PLC	95	2,575
Anglo American PLC	496	10,639
Antofagasta PLC	345	4,628
Ashmore Group PLC	270	1,522
Aveva Group PLC	63	2,305
BG Group PLC	1,327	23,929
British American Tobacco PLC	671	35,796
Burberry Group PLC	156	3,636
Cairn Energy PLC	384	1,571
CSR PLC	179	1,548
Diageo PLC	864	27,077
Dialog Semiconductor PLC	81	1,339
Essar Energy PLC	459	928
Eurasian Natural Resources Corp. PLC	448	1,486
Evraz PLC	520	742
G4S PLC	695	2,392
Gulf Keystone Petroleum LTD	493	1,255
HSBC Holdings PLC	7,126	80,905
International Personal Finance PLC	162	1,564
Intertek Group PLC	55	2,532
Investec PLC	347	2,322
Kazakhmys PLC	189	751
Lonmin PLC	370	1,757
Man Group PLC	696	847
Mondi PLC	167	2,488
Old Mutual PLC	1,729	5,106
Reference Entity - Long	Shares	Value

United Kingdom (concluded)
Petrofac LTD	121	$2,414
Premier Oil PLC	183	1,006
Randgold Resources LTD	34	2,505
Rexam PLC	270	2,020
Rotork PLC	28	1,130
Royal Dutch Shell PLC, Class B	2,361	83,510
SABMiller PLC	550	26,959
Standard Chartered PLC	925	21,454
Tullow Oil PLC	379	5,995
Vedanta Resources PLC	95	1,682
Vodafone Group PLC	23,372	70,001

		443,888

United States
Advanced Micro Devices, Inc.	236	890
The AES Corp.	256	3,185
Air Lease Corp	35	976
Altera Corp.	115	4,089
Applied Materials, Inc.	423	6,899
Atmel Corp.	142	1,122
Avon Products, Inc.	150	3,429
Broadcom Corp., Class A	203	5,597
Bunge LTD	52	3,953
Caterpillar, Inc.	234	19,401
Citigroup, Inc.	1,132	59,023
Cliffs Natural Resources, Inc.	57	1,112
Corning, Inc.	500	7,595
Cree, Inc.	42	2,936
Dresser-Rand Group, Inc.	26	1,583
Dril-Quip, Inc.	14	1,273
Expeditors International of Washington, Inc.	73	2,943
Fluor Corp.	58	3,629
FMC Corp.	47	3,110
Herbalife LTD	35	2,293
The Home Depot, Inc.	646	51,053
Intel Corp.	1,788	41,660
IPG Photonics Corp.	18	1,096
Jabil Circuit, Inc.	69	1,586
Kansas City Southern	37	3,987
KBR, Inc.	51	1,595
KLA-Tencor Corp.	59	3,459
Kosmos Energy LTD	128	1,352
Lam Research Corp.	58	2,855
Las Vegas Sands Corp.	283	15,726
Lear Corp.	31	2,147
LSI Corp.	184	1,432
Marvell Technology Group LTD	170	2,205
Maxim Integrated Products, Inc.	105	3,003
MGM Resorts International	170	2,773
Microchip Technology, Inc.	70	2,782
Micron Technology, Inc.	365	4,836
Molex, Inc.	57	1,700
The Mosaic Co.	154	6,328
Newfield Exploration Co.	49	1,205
Newmont Mining Corp.	182	5,460
Nu Skin Enterprises, Inc., Class A	20	1,673

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	11

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
Reference Entity - Long	Shares	Value

United States (concluded)
NVIDIA Corp.	217	$3,131
ON Semiconductor Corp.	151	1,244
Pall Corp.	38	2,658
Philip Morris International, Inc.	564	50,298
QUALCOMM, Inc.	600	38,730
Royal Gold Inc.	25	1,292
Samsonite International SA	600	1,642
SanDisk Corp.	84	4,630
Schlumberger LTD	465	37,818
Skyworks Solutions, Inc.	68	1,633
Teradyne, Inc.	66	1,088
Texas Instruments, Inc.	396	15,523
Visteon Corp.	17	1,120
Western Digital Corp.	82	5,279
Wynn Resorts LTD	35	4,660
Yum! Brands, Inc.	159	11,594

		477,291

Net Value of Reference Entity – Goldman Sachs & Co.		$2,723,093

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	12

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2013:

Reference Entity - Long	Shares	Value

Australia
BHP Billiton LTD	863	$26,982
Fortescue Metals Group LTD	2,415	7,929
Iluka Resources LTD	729	7,209
Medusa Mining LTD	2,251	4,681
OZ Minerals LTD	1,991	7,291
PanAust LTD	3,254	5,727
Rio Tinto LTD	337	17,428
Sandfire Resources NL	1,291	6,352
Whitehaven Coal LTD	3,861	6,820
Woodside Petroleum LTD	623	21,037

		111,456

Belgium
Bekaert SA	322	11,321

Brazil
Bradespar SA, Preference Shares	1,200	11,782
Cia Siderurgica Nacional SA	2,100	6,048
Duratex SA	2,100	12,022
Gerdau SA, Preference Shares	1,700	10,872
Metalurgica Gerdau SA, Preference Shares	1,200	9,589
MMX Mineracao e Metalicos SA	4,200	3,038
OGX Petroleo e Gas Participacoes SA	4,000	1,157
Petroleo Brasileiro SA, Preference Shares	1,400	9,997
QGEP Participacoes SA	1,400	7,266
Suzano Papel e Celulose SA, Preference Shares	2,300	7,843
Usinas Siderurgicas de Minas Gerais SA, Preference 'A' Shares	1,600	6,109
Vale SA, Preference 'A' Shares	900	11,105

		96,828

Canada
Alamos Gold, Inc.	632	9,310
Argonaut Gold, Inc.	1,265	8,387
AuRico Gold, Inc.	1,666	7,688
Bankers Petroleum LTD	1,833	5,318
Capstone Mining Corp.	3,429	6,477
Dominion Diamond Corp.	581	8,219
Eldorado Gold Corp.	1,182	9,333
First Quantum Minerals LTD	437	7,020
Franco-Nevada Corp.	330	14,053
Kinross Gold Corp.	1,892	9,837
Nevsun Resources, LTD	1,717	5,784
New Gold, Inc.	1,260	9,152
Niko Resources LTD	613	4,315
Pan American Silver Corp.	790	10,022
Petrominerales LTD	831	4,523
Silver Wheaton Corp.	468	10,763
Silvercorp Metals, Inc.	2,112	6,560
Teck Resources LTD, Class B	409	9,581
Reference Entity - Long	Shares	Value

Canada (concluded)
TransGlobe Energy Corp.	949	$6,329
Yamana Gold, Inc.	1,104	11,533

		164,204

China
Aluminum Corp. of China LTD	22,000	6,766
Angang New Steel Co. LTD, Class H	10,000	5,536
China BlueChemical LTD	20,000	9,225
China Coal Energy Co. LTD	15,000	7,999
China Molybdenum Co. LTD, Class H	22,000	8,364
China Petroleum & Chemical Corp.	18,200	13,518
China Shenhua Energy Co. LTD, Class H	5,000	14,432
CNOOC LTD	7,000	12,651
Jiangxi Copper Co. LTD, Class H	4,000	6,741
Maanshan Iron & Steel	32,000	7,581
PetroChina Co. LTD	14,000	16,354
Yanzhou Coal Mining Co. LTD	10,000	6,858
Zhaojin Mining Industry Co. LTD	6,500	4,364
Zijin Mining Group Co. LTD, Class H	24,000	5,143

		125,532

Finland
Rautaruukki Oyj	1,308	7,668

France
Eramet	84	7,400

Germany
K+S AG	474	11,708

Hong Kong
China Agri-Industries Holdings LTD	20,000	9,277
EPI Holdings LTD	120,000	3,663
Fushan International Energy Group LTD	20,000	6,546
Kunlun Energy Co. LTD	8,000	11,771
Nine Dragons Paper Holdings LTD	8,000	5,057
Sinofert Holdings LTD	40,000	6,233

		42,547

Hungary
Mol Hungarian Oil & Gas PLC	260	19,530

India
Sterlite Industries India LTD - ADR	1,290	6,489

Indonesia
Adaro Energy Tbk PT	98,500	6,697
Bumi Resources Tbk PT	74,500	3,691
Charoen Pokphand Indonesia Tbk PT	26,000	10,869
Harum Energy Tbk PT	28,000	7,081
Indo Tambangraya Megah Tbk PT	4,500	10,585
Tambang Batubara Bukit Asam Tbk PT	9,000	8,711

		47,634

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	13

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value

Iraq
DNO International ASA	6,905	$14,932

Israel
Israel Chemicals LTD	1,718	13,700
The Israel Corp. LTD	25	11,720
Isramco Negev 2 LP	94,652	17,223

		42,643

Japan
Pacific Metals Co., LTD	2,000	8,908
Sumitomo Metal Mining Co. LTD	1,000	13,035
Yamato Kogyo Co. LTD	400	12,962

		34,905

Luxembourg
APERAM	571	7,047
ArcelorMittal	822	10,739

		17,786

Malaysia
IOI Corp. Bhd	25,700	43,322
Kuala Lumpur Kepong Bhd	6,800	44,439

		87,761

Mexico
Fresnillo PLC	591	9,281
Grupo Mexico SA de CV	4,000	12,323
Industrias CH SAB de CV	2,300	14,757

		36,361

Peru
Southern Copper Corp.	468	12,201

Poland
KGHM Polska Miedz SA	227	7,866
Polskie Gornictwo Naftowe i Gazownictwo SA	11,993	23,247

		31,113

Russia
Gazprom OAO	4,160	16,179
Lukoil OAO	390	23,022
Magnitogorsk Iron & Steel Works	45,799	10,667
Mechel	1,288	3,793
MMC Norilsk Nickel OJSC	96	12,916
NovaTek OAO	1,273	13,718
Novolipetsk Steel OJSC	5,562	8,054
Polymetal International PLC	614	6,052
Rosneft OAO	2,600	18,466
Severstal OAO	1,170	8,721
Surgutneftegas OAO	16,800	13,286
Tatneft OAO, Class S	1,910	11,691
Uralkali OJSC	2,610	11,409

		157,974

Singapore
Bumitama Agri LTD	37,000	26,472
First Resources LTD	15,000	19,806
Golden Agri-Resources LTD	50,000	20,629
Reference Entity - Long	Shares	Value

Singapore (concluded)
Wilmar International LTD	9,000	$22,277

		89,184

South Africa
African Rainbow Minerals LTD	1,006	16,533
Anglo American Platinum LTD	308	10,897
AngloGold Ashanti LTD	573	7,518
Assore LTD	437	14,736
Exxaro Resources LTD	1,262	19,452
Gold Fields LTD	1,499	8,982
Harmony Gold Mining Co. LTD	1,752	6,614
Impala Platinum Holdings LTD	962	9,449
Kumba Iron Ore LTD	363	16,074
Mondi, LTD	1,644	24,303
Sappi LTD	6,192	16,524
Sasol LTD	788	36,204

		187,286

South Korea
Dongkuk Steel Mill Co. LTD	980	10,764
Hyundai Hysco Co. LTD	330	11,576
Hyundai Steel Co.	187	11,386
Korea Zinc Co. LTD	27	6,906
Nong Woo Bio Co. LTD	453	11,828
Poongsan Corp.	320	7,202
POSCO	71	20,392
Posco M-Tech Co. LTD	1,156	8,931
Seah Besteel Corp.	330	9,302
WooSung Feed Co. LTD	1,440	3,754

		102,041

Sweden
Hoganas AB	313	15,510

Switzerland
Glencore Xstrata PLC	2,651	11,195
Syngenta AG, Registered Shares	116	45,868

		57,063

Taiwan
China Metal Products	10,000	15,269
China Steel Corp.	38,380	31,717
Taiwan Fertilizer Co. LTD	12,000	29,315
Ton Yi Industrial Corp.	24,000	21,037

		97,338

Thailand
Banpu Public Co. LTD	1,300	9,592
Energy Earth PCL	26,700	4,997
General Engineering PCL	89,100	2,675
PTT Exploration & Production PCL	3,100	15,453
PTT PCL	1,900	20,089
Robinson Department Store PCL	5,100	9,201
STP & I PCL	2,900	7,000
Thai-German Products PCL	110,800	2,694

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	14

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value

Thailand (concluded)
Tipco Asphalt PCL	3,500	$6,147

		77,848

Turkey
Bagfas Bandirma Gubre Fabrik	527	11,285
Eregli Demir ve Celik Fabrikalari TAS	12,470	12,368
Gubre Fabrikalari TAS	1,655	12,993
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	14,470	8,715
Koza Altin Isletmeleri AS	500	6,893
Koza Anadolu Metal Madencilik Isletmeleri AS	4,716	7,628
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	2,972	7,227

		67,109

United Kingdom
African Barrick Gold PLC	2,931	5,048
Anglo American PLC	680	14,586
Antofagasta PLC	813	10,906
BG Group PLC	1,224	22,071
BHP Billiton PLC	660	18,892
BowLeven PLC	3,647	3,499
Cairn Energy PLC	4,366	17,868
Centamin PLC	6,578	3,731
Eurasian Natural Resources Corp. PLC	1,199	3,977
Evraz PLC	2,397	3,420
Ferrexpo PLC	1,791	4,613
Gulf Keystone Petroleum LTD	2,607	6,639
Heritage Oil PLC	4,409	11,101
Kazakhmys PLC	918	3,646
Lonmin PLC	1,371	6,509
Mondi PLC	1,775	26,448
Petropavlovsk PLC	1,990	2,685
Premier Oil PLC	3,043	16,732
Randgold Resources LTD	158	11,641
Rio Tinto PLC	341	15,345
Rockhopper Exploration PLC	3,150	6,273
Royal Dutch Shell PLC, Class A	45	1,535
Royal Dutch Shell PLC, Class B	1,367	48,351
Soco International PLC	2,711	15,163
Tullow Oil PLC	849	13,430
Vedanta Resources PLC	397	7,028

		301,137

United States
Bunge LTD	383	29,112
Cliffs Natural Resources, Inc.	193	3,765
Coastal Energy Co.	481	6,678
Coeur Mining, Inc.	435	5,833
Gran Tierra Energy, Inc.	1,543	9,490
Hecla Mining Co.	1,942	6,273
Kosmos Energy LTD	1,021	10,782
The Mosaic Co.	335	13,765
Newfield Exploration Co.	319	7,847
Reference Entity - Long	Shares	Value

United States (concluded)
Newmont Mining Corp.	419	$12,570
Royal Gold Inc.	223	11,527
		117,642

Net Value of Reference Entity – Goldman Sachs & Co.		$2,200,151

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	15

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2013:

Reference Entity - Long	Shares	Value

Argentina
Ternium SA - ADR	4,307	$96,348

Brazil
BRF - Brasil Foods SA	9,100	193,859
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	800	35,484
Oi SA, Preference Shares	27,900	51,242
Randon Participacoes SA, Preference Shares	19,300	99,742
Vale SA, Preference 'A' Shares	6,400	78,971

		459,298

Canada
Petrominerales LTD	1,005	5,469
Silver Wheaton Corp.	1,329	30,563

		36,032

China
Agile Property Holdings LTD	80,000	83,980
Anta Sports Products LTD	18,000	9,198
Bank of China LTD, Class H	63,000	26,378
BBMG Corp.	158,000	99,312
China Communications Construction Co. LTD, Class H	292,000	222,986
China Construction Bank Corp., Class H	26,000	19,386
China Mobile LTD	8,000	85,104
China Shanshui Cement Group LTD	30,000	11,937
CSR Corp LTD	54,000	35,959
Future Land Development Holdings LTD	482,000	56,510
Guangzhou R&F Properties Co. LTD, Class H	70,400	109,218
NVC Lighting Holdings LTD	15,000	3,962
Zhaojin Mining Industry Co. LTD	26,500	17,791
Zijin Mining Group Co. LTD, Class H	164,000	35,142

		816,863

Czech Republic
CEZ AS	370	8,783

Egypt
Orascom Construction Industries - GDR	234	7,956

Hong Kong
China Oilfield Services LTD, Class H	104,000	233,841
China Railway Construction Corp. LTD	126,500	128,579
CIFI Holdings Group Co. LTD	192,000	33,888
Geely Automobile Holdings LTD	315,000	131,475
Shenzhen Investment LTD	312,000	114,896

		642,679

Reference Entity - Long	Shares	Value

Indonesia
Indocement Tunggal Prakarsa Tbk PT	28,500	$57,790

Israel
The Israel Corp. LTD	44	20,628

Malaysia
MISC Bhd	4,000	6,708
Petronas Chemicals Group Bhd	195,700	399,290

		405,998

Mexico
Fomento Economico Mexicano SAB de CV - ADR	423	42,084
Grupo Financiero Santander Mexico SAB de CV	14,000	40,599
Kimberly-Clark de Mexico SAB de CV, Class A	69,900	229,849

		312,532

Panama
Copa Holdings SA, Class A	5,136	714,777

Poland
Telekomunikacja Polska SA	45,856	109,037

Russia
Gazprom OAO	11,240	43,715
Pharmstandard OJSC - GDR	1,860	25,761
Russian Grids OAO	213,000	7,009
Sistema JSFC - GDR	17,745	389,844
Surgutneftegas OAO, Preference Shares	56,900	37,179

		503,508

South Africa
Mr Price Group LTD	12,770	166,465
Netcare LTD	37,467	89,017
Truworths International LTD	2,885	24,422

		279,904

South Korea
Cheil Worldwide, Inc.	8,950	205,108
Digital Optics Co. LTD	3,036	54,463
Dongbu Insurance Co. LTD	370	15,666
Doosan Corp.	585	74,138
Doosan Heavy Industries & Construction Co. LTD	3,880	159,163
Grand Korea Leisure Co. LTD	4,020	114,468
Halla Climate Control Corp.	11,080	328,384
Hansol SeenTec Co., LTD	6,367	52,252
Hyundai Engineering & Construction Co. LTD	3,006	158,224
Korea Aerospace Industries LTD	19,260	494,531
Kyung Bong Co. LTD	7,707	21,313
Mando Corp.	551	57,855
Nable Communications, Inc.	2,915	33,855
Neowiz Games Corp.	228	3,245

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	16

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
Reference Entity - Long	Shares	Value

South Korea (concluded)
PARTRON Co. LTD	636	$9,373
RFTech Co. LTD	2,915	30,268
SK Hynix, Inc.	4,300	104,020
Sung Kwang Bend Co. LTD	1,496	38,566
Tamul Multimedia Co. LTD	3,706	20,866

		1,975,758

Taiwan
AU Optronics Corp.	228,000	82,124
Catcher Technology Co. LTD	16,000	69,190
Cheng Uei Precision Industry Co. LTD	105,000	213,036
Chimei Materials Technology Corp.	117,000	131,051
Delta Electronics, Inc.	31,000	150,373
Everlight Electronics Co. LTD	52,000	81,850
Far Eastern New Century Corp.	314,000	354,268
Global Unichip Corp.	1,000	3,187
Inventec Co. LTD	144,000	108,605
Merida Industry Co. LTD	36,000	240,049
Motech Industries, Inc.	110,000	142,265
Pegatron Corp.	145,000	214,064
Phison Electronics Corp.	25,000	186,342
President Chain Store Corp.	58,000	432,152
Taiwan Semiconductor Manufacturing Co. LTD	72,000	244,849
Uni-President Enterprises Corp.	191,000	389,581
Vanguard International Semiconductor Corp.	106,000	105,803

		3,148,789

Thailand
BEC World PCL	121,300	238,337
Samart Corp. PCL	155,900	94,138

		332,475

Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	338	4,652
Netas Telekomunikasyon AS	2,969	10,812
Turk Hava Yollari	44,287	185,971

		201,435

United Kingdom
SABMiller PLC	6,145	299,228

United States
Coeur Mining, Inc.	333	4,465
Gran Tierra Energy, Inc.	8,631	53,081

		57,546

Total Reference Entity - Long		10,487,364
Reference Entity - Short
Brazil
Aliansce Shopping Centers SA	(2,300)	(21,212)
BR Malls Participacoes SA	(23,500)	(208,285)
BR Properties SA	(28,900)	(239,424)
Braskem SA - ADR	(5,275)	(81,129)
Cia de Bebidas das Americas - ADR	(552)	(20,854)
Reference Entity - Short	Shares	Value

Brazil (concluded)
EcoRodovias Infraestrutura e Logistica SA	(8,300)	$(58,393)
Embraer SA - ADR	(6,956)	(236,295)
Equatorial Energia SA	(21,500)	(175,668)
Fibria Celulose SA - ADR	(13,478)	(149,336)
Gerdau SA - ADR	(9,320)	(59,089)
Gol Linhas Aereas Inteligentes SA - ADR	(26,003)	(92,311)
Qualicorp SA	(3,200)	(23,425)
Telefonica Brasil SA - ADR	(12,081)	(259,379)
Totvs SA	(12,400)	(195,674)

		(1,820,474)

Chile
Empresa Nacional de Electricidad SA - ADR	(6,496)	(258,021)

China
China Life Insurance Co. LTD, Class H	(103,000)	(247,066)
China Longyuan Power Group Corp.	(147,000)	(154,607)
China National Building Material Co. LTD, Class H	(130,000)	(117,157)
China Pacific Insurance Group Co. LTD	(83,000)	(277,453)
China Shipping Development Co. LTD, Class H	(6,000)	(2,610)
China Yurun Food Group LTD	(47,000)	(32,865)
CITIC Securities Co. LTD	(13,000)	(24,497)
Daphne International Holdings LTD	(66,000)	(47,025)
Guangzhou Automobile Group Co. LTD	(78,000)	(75,674)
Shanghai Pharmaceuticals Holding Co. LTD	(68,600)	(142,515)
Shui On Land LTD	(676,500)	(202,382)
Sinopec Shanghai Petrochemical Co. LTD	(58,000)	(17,851)
Weichai Power Co. LTD	(15,000)	(49,646)

		(1,391,348)

Czech Republic
Telefonica Czech Republic AS	(8,511)	(127,373)

Hong Kong
Beijing Enterprises Holdings LTD	(9,500)	(63,424)
Bosideng International Holdings LTD	(650,000)	(134,859)
Brilliance China Automotive Holdings LTD	(100,000)	(119,403)
China Agri-Industries Holdings LTD	(98,000)	(45,458)
China High Speed Transmission Equipment Group Co. LTD	(99,000)	(44,605)
China Mengniu Dairy Co. LTD	(18,000)	(72,018)
Dah Chong Hong Holdings LTD	(17,000)	(12,858)
Zhongsheng Group Holdings LTD	(132,000)	(136,863)

		(629,488)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	17

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
Reference Entity - Short	Shares	Value

Hungary
MOL Hungarian Oil and Gas PLC	(44)	$(3,305)

India
Dr Reddy's Laboratories LTD - ADR	(580)	(21,617)
Larsen & Toubro LTD - GDR	(7,207)	(100,058)

		(121,675)

Malaysia
IHH Healthcare Bhd	(38,100)	(46,955)
Sapurakencana Petroleum Bhd	(24,800)	(29,481)

		(76,436)

Mexico
Empresas ICA SAB de CV	(68,200)	(144,113)
Grupo Bimbo SAB de CV	(7,800)	(26,381)
Grupo Televisa SAB	(7,500)	(40,557)
Grupo Televisa SAB - ADR	(1,988)	(53,875)
Industrias CH SAB de CV	(300)	(1,925)
Mexichem SAB de CV	(114,800)	(537,206)

		(804,057)

Philippines
Globe Telecom Inc.	(710)	(26,683)

Poland
Polski Koncern Naftowy Orlen SA	(2,689)	(36,503)

Russia
Mobile Telesystems OJSC - ADR	(13,575)	(264,577)

South Africa
Exxaro Resources LTD	(12,589)	(194,045)
Massmart Holdings LTD	(9,996)	(169,716)
MTN Group LTD	(4,126)	(77,246)
Northam Platinum LTD	(9,573)	(35,111)
Shoprite Holdings LTD	(10,634)	(179,818)
The Spar Group LTD	(3,994)	(46,394)

		(702,330)

South Korea
CJ CheilJedang Corp.	(218)	(54,980)
Daewoo Engineering & Construction Co. LTD	(16,620)	(114,060)
Daewoo International Corp.	(1,190)	(40,681)
Daewoo Shipbuilding & Marine Engineering Co. LTD	(4,110)	(108,310)
Danal Co. LTD	(865)	(8,128)
GS Engineering & Construction Corp.	(2,830)	(76,717)
Hotel Shilla Co. LTD	(2,779)	(164,503)
Hyundai Development Co.	(1,680)	(29,798)
Hyundai Mipo Dockyard	(6,061)	(716,303)
LG Chem LTD	(247)	(61,951)
LG Display Co. LTD - ADR	(940)	(11,647)
LG Household & Health Care LTD	(16)	(8,425)
Orion Corp/Republic of South Korea	(11)	(9,987)
Osstem Implant Co. LTD	(156)	(4,193)
Samsung Engineering Co. LTD	(3,631)	(253,922)
Reference Entity - Short	Shares	Value

South Korea (concluded)
Samsung Fine Chemicals Co. LTD	(1,230)	$(52,260)
Samsung SDI Co. LTD	(1,323)	(191,688)
SBS Media Holdings Co. LTD	(5,020)	(22,643)
WeMade Entertainment Co. LTD	(692)	(34,098)

		(1,964,294)

Taiwan
Career Technology MFG. Co. LTD	(7,000)	(6,680)
China Airlines LTD	(744,000)	(275,419)
China Development Financial Holding Corp.	(641,000)	(181,366)
China Motor Corp.	(69,000)	(58,126)
Compal Electronics, Inc.	(373,000)	(258,402)
Evergreen Marine Corp. Taiwan LTD	(307,000)	(171,937)
Foxconn Technology Co. LTD	(89,000)	(220,749)
Macronix International	(210,000)	(50,552)
Medigen Biotechnology Corp.	(4,000)	(24,536)
Novatek Microelectronics Corp.	(14,000)	(61,880)
Quanta Computer, Inc.	(50,000)	(116,302)
Ruentex Development Co. LTD	(16,000)	(31,269)
Ruentex Development Co. LTD Entitlement	(16,000)	(932)
Siliconware Precision Industries Co.	(213,000)	(246,841)
Siliconware Precision Industries Co. - ADR	(39,927)	(227,584)
Taiwan Cement Corp.	(212,000)	(258,931)
Tripod Technology Corp.	(9,000)	(18,734)

		(2,210,240)

Turkey
Coca-Cola Icecek AS	(179)	(5,030)
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	(6,681)	(7,473)
Turk Telekomunikasyon AS	(12,029)	(43,083)
Yapi ve Kredi Bankasi AS	(4,276)	(9,304)

		(64,890)

United States
NII Holdings, Inc.	(3,540)	(25,417)

Total Reference Entity - Short		(10,527,111)

Net Value of Reference Entity – Goldman Sachs & Co.		$(39,747)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	18

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2013:

Reference Entity - Long	Shares	Value

Brazil
AES Tiete SA, Preference Shares	1,100	$10,873
All America Latina Logistica SA	4,900	18,944
Arteris SA	1,400	13,304
Centrais Eletricas Brasileiras SA, Preference B Shares	2,500	9,117
Cia de Concessoes Rodoviarias	9,700	76,108
Cia de Saneamento Basico do Estado de Sao Paulo	3,700	37,951
Cia de Saneamento de Minas Gerais - COPASA	600	9,518
Cia Energetica de Minas Gerais, Preference Shares	5,900	53,948
Cia Energetica de Sao Paulo, Preference 'B' Shares	1,700	14,971
Cia Paranaense de Energia, Preference 'B' Shares	1,100	13,481
CPFL Energia SA	2,700	24,984
EcoRodovias Infraestrutura e Logistica SA	1,800	12,664
EDP - Energias do Brasil SA	2,600	13,460
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	1,100	2,946
Light SA	700	5,431
Localiza Rent a Car SA	1,500	21,369
MPX Energia SA	1,700	5,179
MPX Energia SA	364	73
Oi SA, Preference Shares	9,200	16,897
Telefonica Brasil SA, Preference Shares	3,300	69,881
Tim Participacoes SA	9,400	34,941
Tractebel Energia SA	1,800	28,720

		494,760

Chile
AES Gener SA	25,786	16,879
Aguas Andinas SA	24,144	17,168
Colbun SA	85,569	22,246
Empresa Nacional de Electricidad SA	36,379	48,041
Empresa Nacional de Telecomunicaciones SA	1,280	20,974
Enersis SA	217,017	65,534
Latam Airlines Group SA	3,013	40,738

		231,580

China
Air China LTD, Class H	22,000	14,881
Beijing Capital International Airport Co. LTD, Class H	22,000	13,634
China Communications Services Corp. LTD	26,000	16,893
China Cosco Holdings Co. LTD, Class H	30,000	12,365
Reference Entity - Long	Shares	Value

China (concluded)
China Longyuan Power Group Corp.	29,000	$30,501
China Mobile LTD	66,500	707,424
China Shipping Container Lines Co. LTD	43,000	10,407
China Shipping Development Co. LTD	14,000	6,091
China Southern Airlines Co. LTD, Class H	22,000	8,129
China Telecom Corp. LTD, Class H	150,000	74,495
Datang International Power Generation Co. LTD	32,000	14,426
Huaneng Power International, Inc.	34,000	35,455
Jiangsu Expressway Co. LTD	12,000	12,471
Zhejiang Expressway Co. LTD	16,000	13,595

		970,767

Colombia
Interconexion Electrica SA ESP	4,360	18,501
Isagen SA ESP	8,850	12,704

		31,205

Czech Republic
CEZ AS	1,798	42,682
Telefonica Czech Republic AS	1,235	18,483

		61,165

Hong Kong
China Gas Holdings LTD	36,000	40,671
China Merchants Holdings International Co. LTD	12,000	37,470
China Resources Gas Group LTD	10,000	24,978
China Resources Power Holdings Co. LTD	22,000	51,251
China Unicom Hong Kong LTD	50,000	73,577
COSCO Pacific LTD	18,000	25,263
ENN Energy Holdings LTD	8,000	44,278
Guangdong Investment LTD	28,000	22,669

		320,157

Hungary
Magyar Telekom Telecommunications PLC	5,112	7,020

Indonesia
Indosat Tbk PT	14,500	7,051
Jasa Marga Persero Tbk PT	23,000	11,965
Perusahaan Gas Negara Persero Tbk PT	122,000	70,062
Telekomunikasi Indonesia Tbk PT	111,500	128,993
XL Axiata Tbk PT	28,500	12,479

		230,550

Malaysia
AirAsia Bhd	14,300	13,909
Axiata Group Bhd	27,900	58,367
Digi.Com Bhd	34,700	49,715
Malaysia Airports Holdings Bhd	6,000	12,466

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	19

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
Reference Entity - Long	Shares	Value

Malaysia (concluded)
Maxis Bhd	24,900	$54,601
MISC Bhd	12,400	20,794
Petronas Gas Bhd	6,500	41,759
Telekom Malaysia Bhd	11,900	19,332
Tenaga Nasional Bhd	30,500	83,612
YTL Corp. Bhd	52,700	27,111
YTL Power International Bhd	24,900	12,433

		394,099

Mexico
America Movil SAB de CV	433,600	456,251
Grupo Aeroportuario del Pacifico SA de CV, -B Shares	3,500	18,220
Grupo Aeroportuario del Sureste SAB de CV	2,200	26,091

		500,562

Philippines
Aboitiz Power Corp.	19,900	16,015
Energy Development Corp.	82,800	11,513
Globe Telecom, Inc.	360	13,530
International Container Terminal Services, Inc.	8,480	17,896
Philippine Long Distance Telephone Co.	465	32,479

		91,433

Poland
Enea SA	1,198	5,065
PGE SA	8,101	38,307
Tauron Polska Energia SA	11,390	15,655
Telekomunikacja Polska SA	7,860	18,690

		77,717

Russia
Federal Grid Co. Unified Energy System JSC	3,280,000	11,022
Federal Hydrogenerating Co. JSC	1,378,000	23,790
Inter RAO JSC	21,800,000	8,139
Rostelecom OJSC	12,950	43,454
Russian Grids OAO	198,000	6,515

		92,920

South Africa
MTN Group LTD	18,279	342,213
Vodacom Group LTD	4,060	47,926

		390,139

South Korea
Hyundai Glovis Co. LTD	149	25,670
Hyundai Merchant Marine Co. LTD	620	8,847
Korea Electric Power Corp.	2,790	71,224
Korea Gas Corp.	271	15,052
KT Corp.	380	12,296
LG Uplus Corp.	2,360	28,780
SK Telecom Co. LTD	115	22,532

		184,401

Reference Entity - Long	Shares	Value

Taiwan
China Airlines LTD	33,000	$12,216
Chunghwa Telecom Co. LTD	41,000	131,075
Eva Airways Corp.	21,000	11,702
Evergreen Marine Corp. Taiwan LTD	19,000	10,641
Far EasTone Telecommunications Co. LTD	18,000	45,798
Taiwan Mobile Co. LTD	19,000	69,021
U-Ming Marine Transport Corp.	5,000	7,568
Wan Hai Lines LTD	11,000	5,884
Yang Ming Marine Transport Corp.	16,000	6,802

		300,707

Thailand
Advanced Info Service PCL	13,300	120,934
Airports of Thailand PCL	4,800	27,266
Glow Energy PCL	5,700	12,456

		160,656

Turkey
TAV Havalimanlari Holding AS	1,732	10,825
Turk Hava Yollari	6,207	26,065
Turk Telekomunikasyon AS	5,833	20,892
Turkcell Iletisim Hizmet AS	8,265	47,935

		105,717

Net Value of Reference Entity – UBS AG		$4,645,555

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	20

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2013:

Reference Entity - Long	Shares	Value

Austria
IMMOFINANZ AG	7,419	$30,385

Brazil
Aliansce Shopping Centers SA	3,100	28,590
BR Malls Participacoes SA	2,100	18,613
Brasil Brokers Participacoes SA	5,600	14,213
Iguatemi Empresa de Shopping Centers SA	1,900	19,155
LPS Brasil Consultoria de Imoveis SA	2,400	19,441
Multiplan Empreendimentos Imobiliarios SA	1,200	26,489

		126,501

China
Agile Property Holdings LTD	10,000	10,497
Country Garden Holdings Co. LTD	23,000	12,999
Golden Wheel Tiandi Holdings Co. LTD	58,000	7,768
Greentown China Holdings LTD	4,500	8,935
Guangzhou R&F Properties Co. LTD, Class H	6,400	9,929
Hopson Development Holdings LTD	4,000	4,669
Kaisa Group Holdings LTD	38,000	8,615
Longfor Properties Co. LTD	10,000	15,285
Soho China LTD	29,500	24,151

		102,848

Hong Kong
Champion REIT	95,000	41,706
Cheung Kong Holdings LTD	3,000	42,109
China Overseas Land & Investment LTD	6,000	17,271
Great Eagle Holdings LTD	6,000	22,740
Hang Lung Group LTD	5,000	25,740
Hang Lung Properties LTD	8,000	25,897
Henderson Land Development Co. LTD	4,400	27,404
Hongkong Land Holdings LTD	5,000	33,775
Hysan Development Co. LTD	7,000	29,702
K Wah International Holdings LTD	31,000	14,137
Kerry Properties LTD	7,000	28,776
KWG Property Holding LTD	14,000	8,024
The Link REIT	8,500	41,505
New World Development Co. LTD	12,000	17,503
Poly Property Group Co. LTD	14,000	7,595
Renhe Commercial Holdings Co. LTD	104,000	6,168
Shimao Property Holdings LTD	6,500	13,658
Sino Land Co. LTD	18,000	25,394
Sun Hung Kai Properties LTD	2,000	26,661
Swire Pacific LTD, Class A	4,000	47,179
Wharf Holdings LTD	3,000	25,776
Yuexiu Property Co. LTD	68,000	17,169
Reference Entity - Long	Shares	Value

Hong Kong (concluded)
Yuexiu Real Estate Investment Trust	52,000	$27,077

		572,966

Indonesia
Alam Sutera Realty Tbk PT	124,000	8,433
Bekasi Fajar Industrial Estate Tbk PT	164,500	9,763
Bumi Serpong Damai PT	99,500	15,257
Ciputra Development Tbk PT	106,500	11,920
Modernland Realty Tbk PT	124,500	9,933
Pakuwon Jati Tbk PT	394,500	14,577
Sentul City Tbk PT	369,500	8,981
Summarecon Agung Tbk PT	112,000	10,891

		89,755

Malaysia
IGB Real Estate Investment Trust	151,000	58,606
KLCC Property Holdings Bhd	14,700	29,726
SP Setia Bhd	24,300	25,019
Tebrau Teguh Bhd	27,600	11,222
UEM Land Holdings Bhd	24,200	19,975

		144,548

Philippines
Ayala Land, Inc.	34,900	24,147
Megaworld Corp.	212,000	15,796
SM Prime Holdings, Inc.	73,400	29,658

		69,601

Singapore
Ascendas Real Estate Investment Trust	25,000	45,187
CapitaCommercial Trust	35,000	38,632
CapitaLand LTD	10,000	25,368
CapitaMall Trust	30,000	47,812
CapitaMalls Asia LTD	18,000	28,204
CDL Hospitality Trusts	28,000	36,639
City Developments LTD	4,000	33,428
Keppel Land LTD	11,000	31,868
Keppel REIT	45,000	44,993
Mapletree Logistics Trust	48,000	40,239
Suntec Real Estate Investment Trust	35,000	43,756
Yanlord Land Group LTD	15,000	14,559

		430,685

South Africa
Growthpoint Properties LTD	19,303	48,635

Taiwan
Chong Hong Construction Co.	6,000	24,925
Farglory Land Development Co. LTD	14,000	25,439
Huaku Development Co. LTD	9,000	29,025
Huang Hsiang Construction Co.	10,000	23,737
Hung Sheng Construction Co. LTD	34,000	32,579
Kindom Construction Co.	15,000	23,028

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	21

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
Reference Entity - Long	Shares	Value

Taiwan (concluded)
Kuoyang Construction Co. LTD	29,000	$19,907
Prince Housing & Development Corp.	31,000	21,402
Radium Life Tech Co. LTD	23,000	20,633
Ruentex Development Co. LTD	9,000	17,589

		238,264

Thailand
Amata Corp. PCL	17,500	9,449
Ananda Development PCL	88,100	7,198
AP Thailand PCL	80,900	15,139
Bangkokland PCL	161,500	7,525
Central Pattana PCL	13,300	18,292
Hemaraj Land and Development PCL	132,700	13,991
Land and Houses PCL	42,700	13,786
LPN Development PCL	24,200	16,469
Malee Sampran Factory PCL	3,900	4,211
MDX PCL	9,700	3,285
Nawarat Patanakarn PCL	48,900	3,693
Nawarat Patanakarn PCL, BrokerTB	6,112	129
Property Perfect PCL	191,200	7,021
Pruksa Real Estate PCL	15,000	8,995
Quality Houses PCL	82,200	7,130
Raimon Land PCL	162,500	6,584
Sansiri PCL	114,000	9,739
SC Asset Corp. PCL	72,900	9,054
Siam Future Development PCL	37,400	7,523
Supalai PCL	30,900	15,277
Thai Factory Development PCL	13,900	4,098
Ticon Industrial Connection PCL	19,900	12,635
Univentures PCL	14,300	3,592

		204,815

Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,689	17,582
Nurol Gayrimenkul Yatirim Ortakligi AS	1,788	5,664
Sinpas Gayrimenkul Yatirim Ortakligi AS	23,290	12,630

		35,876

Net Value of Reference Entity – UBS AG		$2,094,879

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	22

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2013:

Reference Entity - Long	Shares	Value

Brazil
AES Tiete SA, Preference Shares	13,700	$135,418
Cia Siderurgica Nacional SA	13,700	39,454
Cyrela Brazil Realty SA	500	3,570
JBS SA	16,200	45,234
Odontoprev SA	65,900	270,088
Oi SA, Preference Shares	41,700	76,588
Vale SA, Preference 'A' Shares	700	8,637

		578,989

Canada
Alamos Gold, Inc.	1,852	27,281
Methanex Corp.	3,732	178,225
Petrominerales LTD	4,291	23,354

		228,860

Chile
Cia Cervecerias Unidas SA	1,464	19,753
Empresa Nacional de Telecomunicaciones SA	17,984	294,677
Empresas CMPC SA	40,643	120,494

		434,924

China
Agile Property Holdings LTD	46,000	48,288
Anta Sports Products LTD	10,000	5,110
Bank of China LTD, Class H	11,000	4,606
China Communications Construction Co. LTD, Class H	66,000	50,401
China Construction Bank Corp., Class H	17,000	12,675
China Railway Group LTD	133,000	71,450
China Shanshui Cement Group LTD	175,000	69,630
Datang International Power Generation Co. LTD	154,000	69,427
Future Land Development Holdings LTD	124,000	14,538
Greentown China Holdings LTD	4,500	8,935
Guangzhou R&F Properties Co. LTD, Class H	4,000	6,206
NVC Lighting Holdings LTD	381,000	100,641
Soho China LTD	105,000	85,963
Zhaojin Mining Industry Co. LTD	6,500	4,364

		552,234

Czech Republic
CEZ AS	20,578	488,496

Egypt
Orascom Construction Industries - GDR	119	4,046

Hong Kong
China Merchants Holdings International Co. LTD	32,000	99,921
CIFI Holdings Group Co. LTD	108,000	19,062
Reference Entity - Long	Shares	Value

Hong Kong (concluded)
Franshion Properties China LTD	60,000	$19,181
GOME Electrical Appliances Holdings LTD	321,000	32,248
KWG Property Holding LTD	146,000	83,680
Shenzhen Investment LTD	20,000	7,365

		261,457

Hungary
Richter Gedeon Nyrt	5,940	91,316

Indonesia
Perusahaan Gas Negara Persero Tbk PT	144,000	82,696

Israel
The Israel Corp. LTD	126	59,070

Malaysia
MISC Bhd	3,700	6,205
Petronas Chemicals Group Bhd	35,100	71,615

		77,820

Mexico
America Movil SAB de CV	249,300	262,323
Embotelladoras Arca SA de CV	3,200	23,966
Grupo Financiero Santander Mexico SAB de CV	7,000	20,300
Kimberly-Clark de Mexico SAB de CV, Class A	7,200	23,675

		330,264

Philippines
Universal Robina Corp.	69,680	199,415

Poland
Telekomunikacja Polska SA	1,467	3,488

Russia
Gazprom OAO	3,500	13,612
LSR Group - GDR	20,623	87,235
Russian Grids OAO	653,000	21,487
Sistema JSFC - GDR	13,082	287,402

		409,736

South Africa
Netcare LTD	11,881	28,228
Sibanye Gold LTD	3,314	2,572

		30,800

South Korea
Chabio & Diostech Co. LTD	5,382	50,006
Digital Optics Co. LTD	2,197	39,412
Doosan Heavy Industries & Construction Co. LTD	4,170	171,059
Hankook Tire Co. LTD	2,734	146,246
Hanwha Corp.	250	6,835
Hyundai Engineering & Construction Co. LTD	2,556	134,538
ICD Co. LTD	1,872	24,545
KCC Corp.	219	67,971

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	23

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
Reference Entity - Long	Shares	Value

South Korea (concluded)
KEYEAST Co. LTD	30,808	$43,602
KGMobilians Co. LTD	1,548	20,630
Korea Aerospace Industries LTD	190	4,879
Mando Corp.	3,316	348,178
Nanos Co. LTD	126	1,827
PARTRON Co. LTD	5,104	75,220
S-MAC Co. LTD	8,833	92,372
SaraminHR Co. LTD	3,906	44,647
Tamul Multimedia Co. LTD	478	2,691

		1,274,658

Taiwan
AU Optronics Corp.	501,000	180,455
Casetek Holdings LTD	26,000	129,952
Chimei Innolux Corp.	160,000	70,884
Chimei Materials Technology Corp.	117,000	131,050
Chong Hong Construction Co.	1,000	4,154
Elan Microelectronics Corp.	22,000	41,266
Everlight Electronics Co. LTD	25,000	39,351
Feng Hsin Iron & Steel Co.	52,000	91,608
Formosa Chemicals & Fibre Corp.	55,620	138,360
Giant Manufacturing Co. LTD	4,000	30,240
Inventec Co. LTD	225,000	169,695
Phison Electronics Corp.	27,000	201,250
Powertech Technology, Inc.	175,000	335,221
President Chain Store Corp.	6,000	44,705
Realtek Semiconductor Corp.	71,000	169,588
Zhen Ding Technology Holding LTD	300	676

		1,778,455

Thailand
BEC World PCL	25,600	50,302
Siam Cement PCL	12,200	179,080

		229,382

Turkey
TAV Havalimanlari Holding AS	36,889	230,566
Turk Hava Yollari	3,695	15,516

		246,082

Total Reference Entity - Long		7,362,188

Reference Entity - Short

Brazil
BR Malls Participacoes SA	(300)	(2,659)
BR Properties SA	(100)	(828)
Multiplan Empreendimentos Imobiliarios SA	(1,700)	(37,527)
Natura Cosmeticos SA	(3,100)	(62,439)
Totvs SA	(1,700)	(26,826)

		(130,279)

China
Airtac International Group	(70)	(396)
China COSCO Holdings Co. LTD	(132,500)	(54,612)
China Life Insurance Co. LTD, Class H	(1,000)	(2,399)
Reference Entity - Short	Shares	Value

China (concluded)
China Longyuan Power Group Corp.	(2,000)	$(2,103)
China Pacific Insurance Group Co. LTD	(7,800)	(26,074)
Daphne International Holdings LTD	(12,000)	(8,550)
Guangzhou Automobile Group Co. LTD	(58,000)	(56,270)
Hopson Development Holdings LTD	(4,000)	(4,669)
ZTE Corp.	(5,800)	(10,076)

		(165,149)

Czech Republic
Komercni Banka SA	(45)	(8,745)

Egypt
Orascom Telecom Holding SAE - GDR	(19,055)	(56,027)

Hong Kong
Beijing Enterprises Holdings LTD	(8,500)	(56,748)
China Mengniu Dairy Co. LTD	(5,000)	(20,005)
Dah Chong Hong Holdings LTD	(122,000)	(92,276)
GCL-Poly Energy Holdings LTD	(955,000)	(243,375)

		(412,404)

India
Larsen & Toubro LTD - GDR	(11,026)	(153,080)

Israel
Ratio Oil Exploration 1992 LP	(175,000)	(17,459)

Malaysia
Axiata Group Bhd	(6,200)	(12,970)
IJM Corp. Bhd	(17,200)	(30,673)
Maxis Bhd	(3,700)	(8,114)

		(51,757)

Mexico
Grupo Bimbo SAB de CV	(73,600)	(248,930)
Industrias CH SAB de CV	(17,900)	(114,846)

		(363,776)

Poland
Polski Koncern Naftowy Orlen SA	(12,460)	(169,146)

Russia
Novolipetsk Steel OJSC - GDR	(7,044)	(102,125)
Severstal OAO - GDR	(818)	(6,148)
Tatneft OAO - ADR	(5,972)	(219,496)
Uralkali OJSC - GDR	(3,476)	(75,295)
VTB Bank OJSC - GDR	(5,838)	(16,398)

		(419,462)

South Africa
Anglo American Platinum LTD	(920)	(32,548)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	24

Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
Reference Entity - Short	Shares	Value

South Korea
Amorepacific Corp.	(387)	$(326,569)
CJ Corp.	(271)	(27,606)
CTC BIO, Inc.	(605)	(15,515)
Daewoo Shipbuilding & Marine Engineering Co. LTD	(6,070)	(159,961)
Daum Communications Corp.	(1,591)	(124,122)
Doosan Infracore Co. LTD	(1,960)	(21,515)
E-Mart Co. LTD	(450)	(84,688)
GS Engineering & Construction Corp.	(3,770)	(102,199)
Hansol Technics Co. LTD	(1,360)	(23,526)
Hotel Shilla Co. LTD	(789)	(46,705)
Hyundai Development Co.	(6,720)	(119,192)
Kolon Industries, Inc.	(368)	(16,530)
OCI Co. LTD	(44)	(6,513)
Orion Corp/Republic of South Korea	(193)	(175,234)
Osstem Implant Co. LTD	(599)	(16,099)

		(1,265,974)

Taiwan
China Motor Corp.	(287,000)	(241,770)
China Petrochemical Development Corp.	(729,000)	(373,118)
Dynapack International Technology Corp.	(5,000)	(14,145)
Epistar Corp.	(112,000)	(186,509)
Eva Airways Corp.	(148,000)	(82,474)
Evergreen Marine Corp. Taiwan LTD	(5,000)	(2,800)
Foxconn Technology Co. LTD	(41,000)	(101,693)
G Tech Optoelectronics Corp.	(46,000)	(88,259)
Genesis Photonics, Inc.	(101,000)	(60,804)
Genius Electronic Optical Co. LTD	(4,000)	(21,129)
Green Energy Technology, Inc.	(16,000)	(10,201)
Macronix International	(2,578,000)	(620,593)
MStar Semiconductor, Inc.	(11,000)	(87,066)
Oriental Union Chemical Corp.	(18,000)	(17,600)
Shin Zu Shing Co. LTD	(50,000)	(112,504)
Synnex Technology International Corp.	(352,000)	(442,117)
Wintek Corp.	(710,000)	(288,812)
Yang Ming Marine Transport Corp.	(233,000)	(99,047)
Yuanta Financial Holding Co. LTD	(161,000)	(83,971)

		(2,934,612)

Thailand
Charoen Pokphand Foods PCL	(490,300)	(438,607)
Glow Energy PCL	(6,600)	(14,444)
Home Product Center PCL	(406,600)	(153,287)
Thai Union Frozen Products PCL	(34,200)	(61,462)

		(667,800)

Turkey
Arcelik AS	(10,169)	(67,767)
Coca-Cola Icecek AS	(154)	(4,327)
Trakya Cam Sanayi AS	(101,730)	(131,361)
Reference Entity - Short	Shares	Value

Turkey (concluded)
Turk Telekomunikasyon AS	(54,413)	(194,888)

		(398,343)

Total Reference Entity - Short		(7,246,561)

Net Value of Reference Entity – UBS AG		$115,627

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	25

Schedule of Investments (concluded)	BlackRock Emerging Market Allocation Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund's investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Corporate Bonds	—	$5,583,430	—	$5,583,430
Foreign Agency Obligations	—	21,477,665	—	21,477,665
Investment Companies	$3,105,127	—	—	3,105,127
Short-Term Securities	16,646,771	—	—	16,646,771
Total	$19,751,898	$27,061,095	—	$46,812,993

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts.	—	$104,439	—	$104,439
Liabilities:
Equity contracts.	—	(1,705,096)	—	(1,705,096)
Total	—	$(1,600,657)	—	$(1,600,657)

[1] Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash held at brokers as collateral for swaps of $1,256,870 is categorized as Level 1 within the disclosure hierarchy.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2013	26

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: September 24, 2013